Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts Receivable, Net [Abstract]
Accounts receivable	¥ 65,438,392	$ 9,310,038	¥ 47,819,952
Less: allowance for credit losses	(21,830,225)	(3,105,825)	(24,105,435)
Accounts receivable, net	¥ 43,608,167	$ 6,204,213	¥ 23,714,517